Investments (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Long Term Investments
The Company’s long-term investments consist of the following:

	As of March 31,
	2021	2022
	RMB	RMB
Available-for-sale debt securities
iSNOB Holdings Limited (“iSNOB”)	22,595	21,918
Hangzhou Ruisha Technology Co., Ltd. (“Ruisha Technology”)	19,065	—
Huzan Inc. (“Huzan”)	1,686	—
Xuanwei Limited (“Xuanwei”)	—	—
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	—	—
Poppy Mobile Inc. (“Poppy”)	—	15,871
Others	8,000	7,084

	51,346	44,873

Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	11,522	25,842
Others	3,514	1,405

	15,036	27,247

Total	66,382	72,120

Schedule of Available-for-sale Debt Securities
Available-for-sale
debt securities
The following table summarizes, by major security type, the Company’s available-for-sale
debt securities as of March 31, 2021 and 2022:

	As of March 31,
	2021	2022
	RMB	RMB
Cost	25,571	28,601
Unrealized gains, including foreign exchange adjustment	25,775	16,272

Fair Value	51,346	44,873

JM Weshop (Cayman) Inc.
Summary of the Carrying Amount for the Investment	The carrying amount for the investment in JM Weshop as of March 31, 2020 were as follows:

As of March 31,
2020
RMB
Investment cost	158,777
Foreign currency translation	14,786
Surrender 10% of ordinary shares held	(25,132)

Total investment cost	148,431

Value booked under equity method
Share of cumulative loss	(113,182)
Share of other comprehensive loss	(1,331)

Total booked value under equity method	(114,513)

Impairment	(33,918)

Net book value	—